S000000856 [Member] Investment Strategy - Parnassus Core Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Parnassus Core Equity Fund’s objective is to achieve both capital appreciation and current income by investing primarily in a diversified portfolio of equity securities. Equity securities include common and preferred stock. Under normal circumstances, the Fund will invest a minimum of 80% of its net assets (plus borrowings for investment purposes) in equity securities. At least 65% of the Fund’s total assets will normally be invested in equity securities that pay interest or dividends. The remaining 35% may be invested in non‑dividend‑paying equity securities, short-term instruments and money-market instruments (i.e., “cash” or cash equivalents). The Parnassus Core Equity Fund is primarily a large‑cap fund, which means that it normally invests more than half of its net assets in large, well-established companies. The Fund considers a large‑cap company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Index (which was $15.8 billion as of March 31, 2026) measured at the time of purchase. The Fund may invest to a lesser extent in small- and mid‑capitalization companies. The portfolio managers focus on seeking downside protection. The Fund may purchase foreign securities directly on foreign markets. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. Using a value-oriented investment process, the Fund seeks to invest in equity securities that pay dividends, have the potential for capital appreciation and that the Fund’s investment adviser, Parnassus Investments, LLC, (the “Adviser”), believes have the capacity to raise dividends in the future. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team.
Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.